ADVANCES TO VENDORS (Tables)	12 Months Ended
Mar. 31, 2025
ADVANCES TO VENDORS
Schedule of advance to vendors

	As of March 31,
	2025	2024
Advances to vendors for outsourcing the value-added services	$9,400,197	$8,123,120
Less: allowance for doubtful account	—	—
Advance to vendors, net	$9,400,197	$8,123,120